Investment Portfolio
(UNAUDITED) | 07.31.2022
CARILLON SCOUT SMALL CAP FUND
COMMON STOCKS - 99.8%	Shares	Value
Aerospace & defense - 1.2%
Kratos Defense & Security Solutions, Inc.*	259,334	$3,731,816
Air freight & logistics - 1.7%
Forward Air Corp.	49,983	5,244,716
Auto components - 2.0%
Patrick Industries, Inc.	59,185	3,593,713
Stoneridge, Inc.*	137,829	2,593,942
Automobiles - 1.1%
Thor Industries, Inc.	41,944	3,537,138
Banks - 0.9%
Hilltop Holdings, Inc.	93,955	2,710,602
Biotechnology - 7.1%
Coherus Biosciences, Inc.*	332,958	2,820,154
Eagle Pharmaceuticals, Inc.*	71,175	2,825,648
Halozyme Therapeutics, Inc.*	141,905	6,939,155
Insmed, Inc.*	161,500	3,572,380
Vericel Corp.*	172,332	5,607,683
Capital markets - 2.5%
Cohen & Steers, Inc.	77,985	5,746,715
Open Lending Corp., Class A*	137,660	1,426,158
PJT Partners, Inc., Class A	8,497	607,365
Chemicals - 1.8%
Balchem Corp.	40,093	5,443,026
Commercial services & supplies - 0.9%
Aris Water Solution, Inc.	133,007	2,815,758
Construction & engineering - 1.8%
Dycom Industries, Inc.*	53,990	5,569,608
Consumer finance - 0.6%
Green Dot Corp., Class A*	69,301	1,947,358
Diversified consumer services - 0.9%
OneSpaWorld Holdings Ltd.*	380,519	2,743,542
Electrical equipment - 2.3%
TPI Composites, Inc.*	139,213	2,292,838
Vicor Corp.*	64,744	4,723,722
Electronic equipment, instruments & components - 7.4%
Advanced Energy Industries, Inc.	46,591	4,169,429
ePlus, Inc.*	86,457	4,804,416
Fabrinet*	48,857	4,693,203
II-VI, Inc.*	94,871	4,994,009
Plexus Corp.*	42,933	4,033,555
Energy equipment & services - 0.9%
Core Laboratories N.V.	142,026	2,689,972
Equity real estate investment trusts (REITs) - 2.4%
CareTrust REIT, Inc.	206,701	4,268,376
UMH Properties, Inc.	146,645	3,125,005
Food & staples retailing - 1.7%
Performance Food Group Co.*	106,868	5,312,408
Health care equipment & supplies - 6.8%
ICU Medical, Inc.*	23,015	4,077,567
Integer Holdings Corp.*	55,502	3,879,035
LeMaitre Vascular, Inc.	96,996	4,883,749
Omnicell, Inc.*	51,954	5,721,174
Varex Imaging Corp.*	104,000	2,318,160
Health care providers & services - 8.3%
AdaptHealth Corp.*	198,649	4,392,129
AMN Healthcare Services, Inc.*	65,379	7,351,215
HealthEquity, Inc.*	90,751	5,278,986
ModivCare, Inc.*	34,066	3,399,787
U.S. Physical Therapy, Inc.	38,394	4,982,773
Hotels, restaurants & leisure - 2.1%
Cracker Barrel Old Country Store, Inc.	25,552	2,429,229
Lindblad Expeditions Holdings, Inc.*	170,588	1,347,645
The Cheesecake Factory, Inc.	89,258	2,609,011
Household durables - 3.3%
Installed Building Products, Inc.	55,983	5,677,796
LGI Homes, Inc.*	38,992	4,398,298
Interactive media & services - 1.5%
Ziff Davis, Inc.*	55,029	4,506,325
IT services - 2.7%
I3 Verticals, Inc., Class A*	181,709	4,929,765
TTEC Holdings, Inc.	46,604	3,410,015
Life sciences tools & services - 2.4%
Medpace Holdings, Inc.*	36,148	6,128,170
NeoGenomics, Inc.*	135,407	1,370,319
Machinery - 5.0%
Albany International Corp., Class A	51,998	4,745,857
Chart Industries, Inc.*	46,799	9,130,017
Proto Labs, Inc.*	33,358	1,630,873
Media - 0.7%
Magnite, Inc.*	287,721	2,198,188
Metals & mining - 1.0%
Materion Corp.	35,998	2,949,676
Personal products - 0.2%
Thorne HealthTech, Inc.*	131,384	681,883
Pharmaceuticals - 2.9%
Pacira BioSciences, Inc.*	70,178	3,969,267
Supernus Pharmaceuticals, Inc.*	155,501	4,937,157
Professional services - 2.2%
Insperity, Inc.	61,202	6,716,308
Semiconductors & semiconductor equipment - 8.9%
Ambarella, Inc.*	60,487	5,235,150
Credo Technology Group Holding Ltd.*(a)	317,586	5,097,255
Impinj, Inc.*	71,781	6,102,821
Power Integrations, Inc.	51,932	4,414,739
Semtech Corp.*	68,245	4,253,711
Ultra Clean Holdings, Inc.*	71,482	2,401,795
Software - 8.1%
Box, Inc., Class A*	210,932	5,998,906
Envestnet, Inc.*	55,591	3,239,288
Qualys, Inc.*	42,669	5,219,272
The Descartes Systems Group, Inc.*	73,212	5,054,556
Upland Software, Inc.*	117,584	1,331,051
Verint Systems, Inc.*	89,030	4,066,000
Specialty retail - 1.1%
Monro, Inc.	64,563	3,237,835
Textiles, apparel & luxury goods - 1.0%
G-III Apparel Group Ltd.*	135,908	3,002,208
Thrifts & mortgage finance - 1.4%
Axos Financial, Inc.*	103,412	4,318,485
Trading companies & distributors - 3.0%
Applied Industrial Technologies, Inc.	50,796	5,109,570
Global Industrial Co.	117,468	4,199,481
Total common stocks (cost $210,388,036)		306,915,907

MONEY MARKET FUNDS - 1.4%
First American Government Obligations Fund - Class X, 1.70%#	4,389,084	4,389,084
Total money market funds (cost $4,389,084)		4,389,084
Total investment portfolio (cost $214,777,120) - 101.2%		311,304,991
Liabilities in excess of other assets - (1.2)%		(3,551,449)
Total net assets - 100.0%		$307,753,542

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $4,472,686 or 1.5% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.